Summary Of Significant Accounting Policies - Summary of Impact upon Adoption of IFRS 9 Impairment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			¥ 491,676	¥ 680,456	¥ 722,717
IAS 37 [member] | Financial guarantees [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			1,498
IAS 39 [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			491,676
IAS 39 [member] | Loan commitments [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			4,374
Remeasurement [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		¥ 159,944
Remeasurement [member] | Loan commitments [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		23,125
Remeasurement [member] | Financial guarantees [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		25,021
IFRS 9 [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable	¥ 604,988		¥ 651,620
IFRS 9 [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		651,620
IFRS 9 [member] | Loan commitments [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		27,499
IFRS 9 [member] | Financial guarantees [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		¥ 26,519